UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22106

 NAME OF REGISTRANT:                     Tortoise Power and Energy
                                         Infrastructure Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 5100 W. 115th Place
                                         Leawood, KS 66211

 NAME AND ADDRESS OF AGENT FOR SERVICE:  P. Bradley Adams
                                         Diane Bono
                                         5100 W. 115th Place
                                         Leawood, KS 66211

 REGISTRANT'S TELEPHONE NUMBER:          913-981-1020

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


Tortoise Power and Energy Infrastructure Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 ANDEAVOR LOGISTICS LP                                                                       Agenda Number:  935059926
--------------------------------------------------------------------------------------------------------------------------
        Security:  03350F106
    Meeting Type:  Consent
    Meeting Date:  29-Jul-2019
          Ticker:  ANDX
            ISIN:  US03350F1066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the merger of MPLX MAX LLC, a                 Mgmt          For                            For
       Delaware limited liability company and a
       wholly owned subsidiary of MPLX, with and
       into ANDX, with ANDX continuing as the
       surviving entity (the "Merger"), and
       adoption and approval of the Agreement and
       Plan of Merger, dated as of May 7, 2019, as
       such agreement may be amended from time to
       time, by and among ANDX, Tesoro Logistics
       GP, LLC, MPLX, MPLX GP LLC, and MPLX MAX
       LLC, and the transactions contemplated
       thereby.

2.     Approval, on an advisory (non-binding)                    Mgmt          For                            For
       basis, of the compensation that may be paid
       or become payable to ANDX's named executive
       officers in connection with the Merger.




--------------------------------------------------------------------------------------------------------------------------
 DTE ENERGY COMPANY                                                                          Agenda Number:  935150184
--------------------------------------------------------------------------------------------------------------------------
        Security:  233331107
    Meeting Type:  Annual
    Meeting Date:  07-May-2020
          Ticker:  DTE
            ISIN:  US2333311072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Gerard M. Anderson                                        Mgmt          For                            For
       David A. Brandon                                          Mgmt          For                            For
       Charles G. McClure, Jr.                                   Mgmt          For                            For
       Gail J. McGovern                                          Mgmt          For                            For
       Mark A. Murray                                            Mgmt          For                            For
       Gerardo Norcia                                            Mgmt          For                            For
       Ruth G. Shaw                                              Mgmt          For                            For
       Robert C. Skaggs, Jr.                                     Mgmt          For                            For
       David A. Thomas                                           Mgmt          For                            For
       Gary H. Torgow                                            Mgmt          For                            For
       James H. Vandenberghe                                     Mgmt          For                            For
       Valerie M. Williams                                       Mgmt          For                            For

2.     Ratify the appointment of                                 Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent auditors

3.     Provide a nonbinding vote to approve the                  Mgmt          For                            For
       Company's executive compensation

4.     Vote on a shareholder proposal relating to                Shr           For                            Against
       additional disclosure of  political
       contributions




--------------------------------------------------------------------------------------------------------------------------
 ENBRIDGE INC.                                                                               Agenda Number:  935147365
--------------------------------------------------------------------------------------------------------------------------
        Security:  29250N105
    Meeting Type:  Annual
    Meeting Date:  05-May-2020
          Ticker:  ENB
            ISIN:  CA29250N1050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAMELA L. CARTER                                          Mgmt          For                            For
       MARCEL R. COUTU                                           Mgmt          For                            For
       SUSAN M. CUNNINGHAM                                       Mgmt          For                            For
       GREGORY L. EBEL                                           Mgmt          For                            For
       J. HERB ENGLAND                                           Mgmt          For                            For
       CHARLES W. FISCHER                                        Mgmt          For                            For
       GREGORY J. GOFF                                           Mgmt          For                            For
       V.M. KEMPSTON DARKES                                      Mgmt          For                            For
       TERESA S. MADDEN                                          Mgmt          For                            For
       AL MONACO                                                 Mgmt          For                            For
       DAN C. TUTCHER                                            Mgmt          For                            For

02     APPOINT THE AUDITORS APPOINT                              Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS AUDITORS OF
       ENBRIDGE AT REMUNERATION TO BE FIXED BY THE
       BOARD OF DIRECTORS

03     AMEND, RECONFIRM AND APPROVE THE                          Mgmt          For                            For
       SHAREHOLDER RIGHTS PLAN OF ENBRIDGE

04     RATIFY, CONFIRM AND APPROVE THE AMENDMENTS                Mgmt          For                            For
       TO GENERAL BY-LAW NO. 1 OF ENBRIDGE

05     ADVISORY VOTE TO APPROVE ENBRIDGE'S                       Mgmt          For                            For
       APPROACH TO EXECUTIVE COMPENSATION




--------------------------------------------------------------------------------------------------------------------------
 EQUITRANS MIDSTREAM CORPORATION                                                             Agenda Number:  935178168
--------------------------------------------------------------------------------------------------------------------------
        Security:  294600101
    Meeting Type:  Annual
    Meeting Date:  20-May-2020
          Ticker:  ETRN
            ISIN:  US2946001011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Vicky A. Bailey                                           Mgmt          For                            For
       Sarah M. Barpoulis                                        Mgmt          For                            For
       Kenneth M. Burke                                          Mgmt          For                            For
       Patricia K. Collawn                                       Mgmt          For                            For
       Margaret K. Dorman                                        Mgmt          For                            For
       Thomas F. Karam                                           Mgmt          For                            For
       D. Mark Leland                                            Mgmt          For                            For
       Norman J. Szydlowski                                      Mgmt          For                            For
       Robert F. Vagt                                            Mgmt          For                            For

2.     Approval, on an advisory basis, of the                    Mgmt          For                            For
       compensation of the Company's named
       executive officers for 2019 (Say-on-Pay).

3.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as the Company's independent
       registered public accounting firm for 2020.




--------------------------------------------------------------------------------------------------------------------------
 EQUITRANS MIDSTREAM CORPORATION                                                             Agenda Number:  935213417
--------------------------------------------------------------------------------------------------------------------------
        Security:  294600101
    Meeting Type:  Special
    Meeting Date:  15-Jun-2020
          Ticker:  ETRN
            ISIN:  US2946001011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve (i) issuance of shares of common               Mgmt          For                            For
       stock, no par value (common stock), of
       Equitrans Midstream Corporation (Company)
       in connection with the merger (Merger)
       contemplated by the Agreement and Plan of
       Merger, by and among Company, EQM Midstream
       Partners, LP (EQM), and the other parties
       thereto (Merger Agreement) and (ii)
       issuance of shares of preferred stock, no
       par value, which will be convertible into
       shares of common stock, in connection with
       the Merger and the other transactions
       contemplated thereby (the stock issuance
       proposal).

2.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting to a later date or dates, if
       necessary or appropriate, to solicit
       additional proxies in the event there are
       not sufficient votes at the time of the
       special meeting to approve the stock
       issuance proposal.




--------------------------------------------------------------------------------------------------------------------------
 GASLOG PARTNERS LP                                                                          Agenda Number:  935165464
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2687W108
    Meeting Type:  Annual
    Meeting Date:  14-May-2020
          Ticker:  GLOP
            ISIN:  MHY2687W1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To elect Pamela M. Gibson as class II                     Mgmt          For                            For
       Director to serve for three-year term until
       the 2023 annual meeting or until her
       successor has been elected or appointed.

2.     To ratify the appointment of Deloitte LLP                 Mgmt          For                            For
       as our independent auditors for the fiscal
       year ending December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 KINDER MORGAN, INC.                                                                         Agenda Number:  935159043
--------------------------------------------------------------------------------------------------------------------------
        Security:  49456B101
    Meeting Type:  Annual
    Meeting Date:  13-May-2020
          Ticker:  KMI
            ISIN:  US49456B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Richard D. Kinder                   Mgmt          For                            For

1B.    Election of Director: Steven J. Kean                      Mgmt          For                            For

1C.    Election of Director: Kimberly A. Dang                    Mgmt          For                            For

1D.    Election of Director: Ted A. Gardner                      Mgmt          For                            For

1E.    Election of Director: Anthony W. Hall, Jr.                Mgmt          For                            For

1F.    Election of Director: Gary L. Hultquist                   Mgmt          For                            For

1G.    Election of Director: Ronald L. Kuehn, Jr.                Mgmt          For                            For

1H.    Election of Director: Deborah A. Macdonald                Mgmt          For                            For

1I.    Election of Director: Michael C. Morgan                   Mgmt          For                            For

1J.    Election of Director: Arthur C.                           Mgmt          For                            For
       Reichstetter

1K.    Election of Director: Fayez Sarofim                       Mgmt          For                            For

1L.    Election of Director: C. Park Shaper                      Mgmt          For                            For

1M.    Election of Director: William  A. Smith                   Mgmt          For                            For

1N.    Election of Director: Joel V. Staff                       Mgmt          For                            For

1O.    Election of Director: Robert F. Vagt                      Mgmt          For                            For

1P.    Election of Director: Perry M. Waughtal                   Mgmt          For                            For

2.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2020

3.     Approval, on an advisory basis, of the                    Mgmt          For                            For
       compensation of our named executive
       officers, as disclosed in the Proxy
       Statement.




--------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS,L.P.                                                            Agenda Number:  935136413
--------------------------------------------------------------------------------------------------------------------------
        Security:  559080106
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2020
          Ticker:  MMP
            ISIN:  US5590801065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Chansoo Joung                                             Mgmt          For                            For
       Michael N. Mears                                          Mgmt          For                            For
       James R. Montague                                         Mgmt          For                            For

2.     Advisory Resolution to Approve Executive                  Mgmt          For                            For
       Compensation.

3.     Ratification of Appointment of Independent                Mgmt          For                            For
       Registered Public Accounting Firm for 2020.




--------------------------------------------------------------------------------------------------------------------------
 NUSTAR ENERGY L.P.                                                                          Agenda Number:  935141729
--------------------------------------------------------------------------------------------------------------------------
        Security:  67058H102
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2020
          Ticker:  NS
            ISIN:  US67058H1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William E. Greehey                                        Mgmt          For                            For
       Jelynne LeBlanc-Burley                                    Mgmt          For                            For
       Robert J. Munch                                           Mgmt          For                            For

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       NuStar Energy L.P.'s independent registered
       public accounting firm for 2020.




--------------------------------------------------------------------------------------------------------------------------
 ONEOK, INC.                                                                                 Agenda Number:  935176289
--------------------------------------------------------------------------------------------------------------------------
        Security:  682680103
    Meeting Type:  Annual
    Meeting Date:  20-May-2020
          Ticker:  OKE
            ISIN:  US6826801036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Brian L. Derksen                    Mgmt          For                            For

1B.    Election of Director: Julie H. Edwards                    Mgmt          For                            For

1C.    Election of Director: John W. Gibson                      Mgmt          For                            For

1D.    Election of Director: Mark W. Helderman                   Mgmt          For                            For

1E.    Election of Director: Randall J. Larson                   Mgmt          For                            For

1F.    Election of Director: Steven J. Malcolm                   Mgmt          For                            For

1G.    Election of Director: Jim W. Mogg                         Mgmt          For                            For

1H.    Election of Director: Pattye L. Moore                     Mgmt          For                            For

1I.    Election of Director: Gary D. Parker                      Mgmt          For                            For

1J.    Election of Director: Eduardo A. Rodriguez                Mgmt          For                            For

1K.    Election of Director: Terry K. Spencer                    Mgmt          For                            For

2.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm of ONEOK, Inc. for the year ending
       December 31, 2020.

3.     An advisory vote to approve ONEOK, Inc.'s                 Mgmt          For                            For
       executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 PLAINS GP HOLDINGS, L.P.                                                                    Agenda Number:  935189337
--------------------------------------------------------------------------------------------------------------------------
        Security:  72651A207
    Meeting Type:  Annual
    Meeting Date:  20-May-2020
          Ticker:  PAGP
            ISIN:  US72651A2078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Alexandra Pruner                                          Mgmt          For                            For
       Lawrence Ziemba                                           Mgmt          For                            For

2.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2020.

3.     The approval, on a non-binding advisory                   Mgmt          For                            For
       basis, of our named executive officer
       compensation.




--------------------------------------------------------------------------------------------------------------------------
 TARGA RESOURCES CORP.                                                                       Agenda Number:  935172320
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612G101
    Meeting Type:  Annual
    Meeting Date:  19-May-2020
          Ticker:  TRGP
            ISIN:  US87612G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Charles R. Crisp                    Mgmt          For                            For

1.2    Election of Director: Laura C. Fulton                     Mgmt          For                            For

1.3    Election of Director: James W. Whalen                     Mgmt          For                            For

2.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent auditors for 2020.

3.     Approval, on an advisory basis, of the                    Mgmt          For                            For
       compensation of the Company's named
       executive officers, as disclosed in the
       proxy statement pursuant to the
       compensation disclosure rules of the SEC.




--------------------------------------------------------------------------------------------------------------------------
 THE WILLIAMS COMPANIES, INC.                                                                Agenda Number:  935140094
--------------------------------------------------------------------------------------------------------------------------
        Security:  969457100
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2020
          Ticker:  WMB
            ISIN:  US9694571004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Alan S. Armstrong                   Mgmt          For                            For

1B.    Election of Director: Stephen W. Bergstrom                Mgmt          For                            For

1C.    Election of Director: Nancy K. Buese                      Mgmt          For                            For

1D.    Election of Director: Stephen I. Chazen                   Mgmt          For                            For

1E.    Election of Director: Charles I. Cogut                    Mgmt          For                            For

1F.    Election of Director: Michael A. Creel                    Mgmt          For                            For

1G.    Election of Director: Vicki L. Fuller                     Mgmt          For                            For

1H.    Election of Director: Peter A. Ragauss                    Mgmt          For                            For

1I.    Election of Director: Scott D. Sheffield                  Mgmt          For                            For

1J.    Election of Director: Murray D. Smith                     Mgmt          For                            For

1K.    Election of Director: William H. Spence                   Mgmt          For                            For

2.     Approval of the Amendment to The Williams                 Mgmt          For                            For
       Companies, Inc. 2007 Incentive Plan.

3.     Approval of the Amendment to The Williams                 Mgmt          For                            For
       Companies, Inc. 2007 Employee Stock
       Purchase Plan.

4.     Approval, by nonbinding advisory vote, of                 Mgmt          For                            For
       the Company's executive compensation.

5.     Ratification of Ernst & Young LLP as                      Mgmt          For                            For
       auditors for 2020.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Tortoise Power and Energy Infrastructure Fund, Inc.
By (Signature)       /s/ P Bradley Adams
Name                 P Bradley Adams
Title                President
Date                 08/28/2020